ACCRUED EXPENSES AND OTHER LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
Employees and payroll accruals	$ 10,438	$ 10,582
Accrued expenses	7,138	7,394
Advances from customers	574	42
Taxes payable	2,647	1,915
Warranty provision	1,239	1,475
Derivatives	1,421	2,900
Phantom share based payment	390	$ 750
Legal settlements and loss contingencies (see also note 10)	3,647
Other	492	$ 716
Accrued expenses and other liabilities	$ 27,986	$ 25,774